PRUDENTIAL FLEXGUARD 2.0
FLEXIBLE PREMIUM DEFERRED REGISTERED INDEX-LINKED ANNUITY (“B SERIES”)
Issued by
PRUCO LIFE INSURANCE COMPANY
Supplement dated July 24, 2026
To
Prospectus dated May 1, 2026
This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the Annuity you own and is not intended to be a prospectus or offer for any other annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information.
This Supplement describes changes to your current Prospectus that are effective immediately.
1.
All references in the prospectus to “AB 500 Index” are revised to “AB 500 Plus Index.”
2.
Appendix B – Financial Intermediary Variations:
Effective July 13, 2026, the variation for J.P. Morgan no longer applies and is removed from the table.

If you have any questions, please call us at 1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PLAZFG20-2026SUP2